Long-term investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [abstract]
Write-down of long-term investments (Note 7)	$ 1,613	$ 2,856
Unrealized gain (loss) on investments, net of deferred tax expense	1,141	819
Deferred income taxes	$ 200	$ 300